SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [Abstract]
Schedule of stock by class
The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2020;

Outstanding shares at December 31, 2018	169,821,192
Shares issued under ATM program	11,037,273
Shares issued as consideration for Trafigura acquisition	16,035,856
Outstanding shares at December 31, 2019	196,894,321
Shares issued on exercise of options	798,000
Outstanding shares at December 31, 2020	197,692,321